S000016937 [Member] Investment Objectives and Goals - ClearBridge Variable Mid Cap Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.